Benefit Plans (Details) - Schedule of amounts recognized in the consolidated balance sheets consist - Aria Energy LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Benefit Plans (Details) - Schedule of amounts recognized in the consolidated balance sheets consist [Line Items]
Accrued benefit liability	$ (3,750)	$ (3,599)
Unrecognized net actuarial loss	1,205	1,148
Unrecognized prior service benefit (cost)	144	156
Net amount recognized	$ (2,401)	$ (2,295)